SUPPLEMENTAL INFORMATION - Schedule of Distributions Paid to Unitholders of Brookfield Renewable or BRELP and Shareholders of Brookfield Renewable Corporation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Distributions paid to unitholders of Brookfield Renewable or BRELP and shareholders of Brookfield Renewable Corporation	$ (1,140)	$ (1,061)	$ (990)
General partnership interest in a holding subsidiary held by Brookfield
Distributions paid to unitholders of Brookfield Renewable or BRELP and shareholders of Brookfield Renewable Corporation	(151)	(134)	(116)
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Distributions paid to unitholders of Brookfield Renewable or BRELP and shareholders of Brookfield Renewable Corporation	(293)	(277)	(265)
BEPC exchangeable shares and class A.2 exchangeable shares
Distributions paid to unitholders of Brookfield Renewable or BRELP and shareholders of Brookfield Renewable Corporation	(269)	(256)	(241)
Limited partners’ equity
Distributions paid to unitholders of Brookfield Renewable or BRELP and shareholders of Brookfield Renewable Corporation	(434)	(406)	(383)
Distribution reinvestment plan and other
Distributions paid to unitholders of Brookfield Renewable or BRELP and shareholders of Brookfield Renewable Corporation	$ 7	$ 12	$ 15